Basic and Diluted Net Income (Loss) Per Share - Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	27,071,293	34,460,925	64,778,154	34,799,299
Common stock warrants [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	25,182,298	23,024,556	25,434,069	23,024,556
Stock options and RSUs Issued and Outstanding [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	1,888,995	11,436,369	11,979,368	11,774,743